Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1, 4)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2, 4)	Value of Initial Fixed $100 Investment Based On:		Net Income (In $M)	Pre-Tax Margin
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	$3,940,313	$(1,589,146)	$1,722,672	$153,723	114.37	117.11	$162.3	7.6%
2021	$5,147,655	$10,064,576	$2,132,088	$3,589,953	206.56	123.24	$323.2	13.1%
2020	$4,037,845	$5,933,605	$1,557,325	$2,381,666	122.55	94.84	$154.9	9.5%

(1)    Mr. Eppinger was the CEO for 2020, 2021, and 2022.

(2)    Messrs. Hisey, Lessack, and Killea and Ms. Smith were non-CEO NEOs for 2020, 2021, and 2022.

(3)    Peer Group used in 2022 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2023 Stewart Information Services Corporation proxy filing.

(4)    The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.

	2022		2021		2020
Adjustments	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs
Summary Compensation Table Total	$3,940,313	$1,722,672	$5,147,655	$2,132,088	$4,037,845	$1,557,325
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,144,198	$786,920	$1,583,464	$533,345	$764,982	$197,905
(-) Grant Date Fair Value of Option Awards Granted in FY	$0	$58,070	$406,440	$120,859	$763,085	$197,429
(+) Stock Awards Granted in CFY and Unvested as of end of CFY	$1,422,695	$522,129	$2,371,330	$798,715	$930,446	$240,712
(+) Option Awards Granted in CFY and Unvested as of end of CFY	$0	$0	$1,254,522	$373,045	$2,381,299	$616,102
(+) Stock Awards Granted in Prior Years and Unvested as of end of CFY	$(1,154,548)	$(334,147)	$866,847	$141,439	$112,081	$65,028
(+) Option Awards Granted in Prior Years and Unvested as of end of CFY	$(2,806,312)	$(751,583)	$2,471,764	$639,508	$0	$0
(+) Stock Awards Granted in Prior Years and Vested during CFY	$(500,682)	$(67,164)	$(1,475)	$173,892	$0	$297,834
(+) Option Awards Granted in Prior Years and Vested during CFY	$(346,414)	$(93,194)	$(56,163)	$(14,531)	$0	$0
= Compensation Actually Paid	$(1,589,146)	$153,723	$10,064,576	$3,589,953	$5,933,605	$2,381,666

Peer Group Issuers, Footnote [Text Block]		Peer Group used in 2022 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2023 Stewart Information Services Corporation proxy filing.

Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

Peer Group used in 2020 calculations, for fiscal year ended December 31, 2020, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	National General Holdings Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	State Auto Financial Corporation
James River Group Holdings, Ltd.	The Hanover Insurance Group, Inc.
Mercury General Corporation	United Fire Group, Inc.

PEO Total Compensation Amount	[1]	$ 3,940,313		$ 5,147,655		$ 4,037,845
PEO Actually Paid Compensation Amount	[1],[2]	(1,589,146)		10,064,576		5,933,605
Non-PEO NEO Average Total Compensation Amount	[3]	1,722,672		2,132,088		1,557,325
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 153,723		3,589,953		2,381,666
Tabular List [Table Text Block]
Company-selected performance measures
Pre-Tax Margin
Company Total Revenue
Title Segment Operating Revenue
Title Market Share
Diluted EPS
Employee Engagement

Total Shareholder Return Amount		$ 114.37		206.56		122.55
Peer Group Total Shareholder Return Amount		117.11	[4]	123.24	[3]	94.84	[3]
Net Income (Loss)		$ 162.3		$ 323.2		$ 154.9
Company Selected Measure Amount		7.6		13.1		9.5
PEO Name		Mr. Eppinger		Mr. Eppinger		Mr. Eppinger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Pre-Tax Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Company Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Title Segment Operating Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Title Market Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Employee Engagement
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,940,313		$ 5,147,655		$ 4,037,845
PEO Actually Paid Compensation Amount		(1,589,146)		10,064,576		5,933,605
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,144,198		1,583,464		764,982
PEO [Member] | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		406,440		763,085
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,722,672		2,132,088		1,557,325
Non-PEO NEO Average Compensation Actually Paid Amount		153,723		3,589,953		2,381,666
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		786,920		533,345		197,905
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,070		120,859		197,429
PEO [Member] | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,422,695		2,371,330		930,446
PEO [Member] | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		1,254,522		2,381,299
PEO [Member] | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,154,548)		866,847		112,081
PEO [Member] | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,806,312)		2,471,764		0
PEO [Member] | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(500,682)		(1,475)		0
PEO [Member] | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(346,414)		(56,163)		0
Non-PEO NEO [Member] | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		522,129		798,715		240,712
Non-PEO NEO [Member] | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		373,045		616,102
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(334,147)		141,439		65,028
Non-PEO NEO [Member] | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(751,583)		639,508		0
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(67,164)		173,892		297,834
Non-PEO NEO [Member] | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (93,194)		$ (14,531)		$ 0

[1]	Mr. Eppinger was the CEO for 2020, 2021, and 2022.
[2]	The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.
[3]	Messrs. Hisey, Lessack, and Killea and Ms. Smith were non-CEO NEOs for 2020, 2021, and 2022.
[4]	Peer Group used in 2022 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2023 Stewart Information Services Corporation proxy filing.